Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39349
Entity Registrant Name	DoubleDown Interactive Co., Ltd.
Entity Incorporation, State or Country Code	M5
Entity Address, Address Line One	13F, Gangnam Finance Center
Entity Address, Address Line Two	152, Teheran-ro Gangnam-gu
Entity Address, City or Town	Seoul
Entity Address, Postal Zip Code	06236
Entity Address, Country	KR
Entity Common Stock, Shares Outstanding	2,477,672
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001799567
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
American depositary shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, or ADSs, each twenty (20) ADSsrepresenting one (1) Common Share
Trading Symbol	DDI
Security Exchange Name	NASDAQ
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Common Shares, par value KRW10,000 per share*
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Business contact
Document Information [Line Items]
Entity Address, Address Line One	605 5th Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Seattle
Entity Address, Postal Zip Code	98104
Country Region	1
City Area Code	206
Local Phone Number	408-1545
Contact Personnel Name	Joseph A. Sigrist
Entity Address, State or Province	WA